Employee benefit expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Employee benefit expenses
Wages and salaries (including bonuses)	£ (293,424,000)	£ (255,637,000)	£ (229,605,000)
Social security costs	(34,799,000)	(31,396,000)	(27,334,000)
Share-based payments (note 25)	(1,251,000)	(6,216,000)	(4,090,000)
Pension costs-defined contribution schemes (note 26.2)	(2,882,000)	(2,686,000)	(2,435,000)
Total employee benefit expenses	£ (332,356,000)	£ (295,935,000)	£ (263,464,000)